CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Ordinary shares [Member]	Additional paid-in capital [Member]	Other Comprehensive Loss	Accumulated deficit [Member]	Total
Beginning balance at Dec. 31, 2017		$ 974	$ 57,643		$ (52,712)	$ 5,905
Beginning balance, shares at Dec. 31, 2017		1,605,434
Issuance of ordinary shares in the 2018 public offering, net of issuance expenses in the amount of $2,413	[1]	$ 2,444	15,343			17,787
Issuance of ordinary shares in the 2018 public offering, net of issuance expenses in the amount of $2,413, shares	[1]	3,669,129
Exercise of warrants into ordinary shares		$ 38	(33)			5
Exercise of warrants into ordinary shares, shares		56,121
Share-based compensation			(65)			(65)
Change in fair values of cash flow hedge				(13)		(13)
Net loss					(10,589)	(10,589)
Ending balance at Dec. 31, 2018	[2]	$ 3,456	72,888	(13)	(63,301)	13,030
Ending balance, shares at Dec. 31, 2018	[2]	5,330,684
Issuance of ordinary shares and warrants, in the 2019 registered direct offering, net of issuance expenses in an amount of $987	[2]	$ 1,927	4,584			6,511
Issuance of ordinary shares and warrants, in the 2019 registered direct offering, net of issuance expenses in an amount of $987, shares	[2]	2,906,376
Exercise of warrants into ordinary shares
Exercise of warrants into ordinary shares, shares		734
RSU vesting		$ 24	(24)
RSU vesting, shares		35,114
Share-based compensation			516			516
Change in fair values of cash flow hedge				13		13
Net loss					(13,836)	(13,836)
Ending balance at Dec. 31, 2019		$ 5,407	77,964		(77,137)	6,234
Ending balance, shares at Dec. 31, 2019		8,272,908
Issuance of ordinary shares in private placement, net of issuance expenses in an amount of approximately $29		$ 1,894	2,837			4,731
Issuance of ordinary shares in private placement, net of issuance expenses in an amount of approximately $29, shares		2,720,178
Issuance of ordinary shares and warrants in the April - May 2020 Financings, net of issuance expenses in an amount of $1,361		$ 13,039	(2,900)			10,139
Issuance of ordinary shares and warrants in the April - May 2020 Financings, net of issuance expenses in an amount of $1,361, shares		19,166,670
Issuance of ordinary shares and warrants in the Warrant Exercise Transaction, net of issuance expenses in an amount of $920		11,290	(2,578)			8,712
Issuance of ordinary shares and warrants in the Warrant Exercise Transaction, net of issuance expenses in an amount of $920, shares		16,054,223
RSU vesting		$ 16	(16)
RSU vesting, shares		25,204
Share-based compensation			408			408
Change in fair values of cash flow hedge
Net loss					(13,846)	(13,846)
Ending balance at Dec. 31, 2020		$ 31,646	$ 75,715		$ (90,983)	$ 16,378
Ending balance, shares at Dec. 31, 2020		46,239,183

[1]	Includes pre-funded warrants to purchase 450,909 ordinary shares at a purchase price of $5.49 per pre-funded warrant, issued in connection with the 2018 public offering. See Note 10B(2)(j).
[2]	Includes pre-funded units to purchase 1,024,876 ordinary shares at a purchase price of $2.57 per pre-funded unit, issued in connection with the registered direct offering. See Note 10B(2)(k).